Accounts receivable	12 Months Ended
Dec. 31, 2017
Accounts receivable
Accounts receivable

7.           Accounts receivable

a.           The balance of accounts receivable is as follows:

	December 31,
	2017		2016		2015
Receivables	Ps.	668,980	Ps.	781,612	Ps.	458,518
Allowance for doubtful accounts (note 7 b.)		(38,223)		(67,482)		(67,733)
	Ps.	630,757	Ps.	714,130	Ps.	390,785

Accounts receivable represent principally the passenger charges (TUA) paid by each passenger (other than diplomats, infants, and transit passengers) using the airports operated by the Company. These are collected by airlines and subsequently paid to the Company. As of December 31, 2017, 2016 and 2015, amounts receivable for passenger charges amounted to Ps. 486,650,  Ps. 567,818 and Ps. 309,711, respectively.

The Company’s management considers that the carrying amount of accounts receivable approximates its fair value given their short-term nature. No interest income is generated by any short-term account receivable. As of December 31, 2017, 2016 and 2015, the balance of the allowance for doubtful accounts was Ps.38,223,  Ps.67,482 and Ps.67,733 respectively, determined based on the default history and current financial situation of the Company’s customers.

The following tables set forth a percentage of the principal customers that compose the accounts receivable (before allowance for doubtful accounts) as well as the revenues generated from the Company’s principal customers, which may represent a potential credit risk for the Company if the counterparty had financial and operating difficulties that would prevent them from being able to settle amounts due to the Company.

	December 31,
	2017	2016	2015
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	20.40	19.25	16.99
Concesionaria Vuela Compañía de Aviacion, S.A.P.I. de C.V.	18.14	18.42	4.80
ABC Aerolíneas, S. A. de C. V.	1.08	8.41	5.90
Aerolitoral, S. A. de C. V.	24.21	17.68	21.04
Compañía Mexicana de Aviación, S. A. de C. V., Aerovias Caribe, S. A. de C. V. y Mexicana Inter, S. A. de C. V.(1)	-	0.60	2.97
Aerovías de México, S. A. de C.V.	6.01	6.27	8.20
(1)

As of December 31, 2017, the balances of these customers were applied against the allowance for doubtful accounts. The balances owed from these clients were canceled against the allowance for doubtful accounts. As of December 31, 2016 and 2015, the balances owed from this client were fully reserved, in amounts of Ps. 13,611 in both years.

	Year ended December 31,
	2017	2016	2015
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	14.17	14.33	15.59
Aeroenlaces Nacionales, S. A. de C. V.	15.19	13.72	12.54
ABC Aerolíneas, S. A. de C. V.	11.06	11.93	13.45
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	12.74	13.43	9.35
Aerovías de México, S. A. de C. V.	4.85	5.08	5.98

The management of accounts receivable and the determination of the need for an allowance for doubtful accounts are carried out by each individual entity that forms part of the consolidated financial statements, as each entity has more thorough knowledge of the financial situation and relationship with each of its customers. However, in each of the Company’s lines of business, certain guidelines exist regarding specific characteristics that each customer possesses depending on the nature of the line of business.

b.           The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2017		2016		2015

Beginning balance	Ps.	67,482	Ps.	67,733	Ps.	184,579
(Decrease) increase		(10,561)		749		(1,103)
Write-off		(18,698)		(1,000)		(115,743)
Ending balance	Ps.	38,223	Ps.	67,482	Ps.	67,733

Accounts receivable to customers include amounts that are past due at the end of the reporting period (see analysis below for aging), but for which the Company has not recognized any allowance for doubtful accounts since there has been no significant change in credit quality and the amounts are still considered recoverable. The cancellation of doubtful accounts is executed once the Company has exhausted all means for collection of the account. Generally, the cancellation is recognized when a judge determines the unlikelihood of payment.

c.          Aging of trade accounts receivable past due but not reserved

	December 31,
	2017		2016		2015
Due:
1-120 days	Ps.	41,294	Ps.	104,318	Ps.	39,969
121- 360 days		14,448		34,821		14,301
Total	Ps.	55,742	Ps.	139,139	Ps.	54,270